LAND USE RIGHTS AND INTANGIBLE ASSETS (Narrative) (Details) - 12 months ended Dec. 31, 2016 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Land Use Rights And Intangible Assets 1	$ 14.0
Land Use Rights And Intangible Assets 2 | ¥		¥ 90.8
Land Use Rights And Intangible Assets 3	0.8
Land Use Rights And Intangible Assets 4	0.8
Land Use Rights And Intangible Assets 5	0.9
Land Use Rights And Intangible Assets 6	$ 2.3